Financial Assets at Fair Value - Summary of Movement of Short-term Investments (Details) - Short-term investments [Member] - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Financial Assets Designated As Measured At Fair Value Through Profit Or Loss [Line Items]
At beginning of the period	¥ 0	¥ 0
Additions	4,012	2,300
Business combination	980	0
Fair value change	11	39
Disposal	(4,880)	(2,339)
At end of the period	¥ 123	¥ 0